Equity (Details)									1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 13, 2019 USD ($)	Aug. 02, 2019 $ / shares	Jun. 14, 2019 USD ($)	May 31, 2019 shares	May 22, 2019 USD ($) shares	May 07, 2019 $ / shares	Mar. 22, 2019 USD ($)	Feb. 26, 2019 $ / shares	Mar. 31, 2018	Sep. 30, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2018 USD ($)
Equity [Abstract]
Share capital										$ 10,160,000	$ 10,022,000
Shares outstanding (in shares) | shares				2,000,000						101,601,666
Nominal value per share (in dollars per share) | $ / shares										$ 0.10
Voting right per share | Vote										1
Ownership interest				44.20%
Treasury shares held (in shares) | shares										0
Increase (decrease) in treasury shares (in shares) | shares										0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date										Feb. 26, 2019
Dividend paid date										Mar. 22, 2019
Dividend declared and paid (in dollars per share) | $ / shares								$ 0.37
Dividends paid							$ 37,100,000
First Quarter [Member]
Equity [Abstract]
Dividend declaration date										May 07, 2019
Dividend paid date										Jun. 14, 2019
Dividend declared and paid (in dollars per share) | $ / shares						$ 0.39
Dividends paid			$ 39,600,000
Second Quarter [Member]
Equity [Abstract]
Dividend declaration date										Aug. 02, 2019
Dividend paid date										Sep. 13, 2019
Dividend declared and paid (in dollars per share) | $ / shares		$ 0.40
Dividends paid	$ 40,600,000
Algonquin [Member]
Equity [Abstract]
Share capital					$ 30,000,000
Shares outstanding (in shares) | shares					1,384,402
Ownership interest					42.27%				25.00%	44.20%
Abengoa [Member]
Equity [Abstract]
Ownership interest											41.47%